Deferred Charges	12 Months Ended
Dec. 31, 2013
Deferred Charges Disclosure [Abstract]
Deferred Charges [Text Block]

9.	Deferred Charges:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Dry-Docking	Financing Costs	Total
Balance as of December 31, 2011	5,802	1,556	7,358
- Additions	1,481	-	1,481
- Amortization and write-offs	(6,777)	(466)	(7,243)
- Transfers to held for sale	(286)	-	(286)
Subtotal	220	1,090	1,310
Less: Current portion	-	(1,090)	(1,090)
Balance as of December 31, 2012	220	-	220

	Dry-Docking	Financing Costs	Total
Balance as of December 31, 2012	220	1,090	1,310
- Additions	1,041	-	1,041
- Amortization and write-offs	(232)	(1,090)	(1,322)
- Impairment	(73)		(73)
- Transfers to held for sale	(956)	-	(956)
Balance as of December 31, 2013	-	-	-

During the year ended December 31, 2013, the Company incurred dry-docking and special survey costs of $1,041 in connection to the dry-docking of the vessels Bremen Max, Hamburg Max and Davakis G. During the same period, the Company wrote off $974 of deferred financing costs as a result of the sale of the Handysize dry bulk carriers Fiesta, Pacific Fantasy, Pacific Fighter and Clipper Freeway and to fair value measurement of relevant deferred financing costs in entities under UOB and Piraeus Bank  loan facilities as of December 31, 2013.

During the year ended December 31, 2012, the Company incurred dry-docking and special survey costs of $1,481 in connection to the dry-docking of the vessels Hamburg Max, Clipper Glory and Asian Grace. The amortization charge for the year amounted to $3,648, and is separately reflected in amortization of deferred dry-docking costs. During the same period, the Company wrote off $1,095 of the unamortized balance of deferred dry-docking costs and $89 of deferred financing costs as a result of the vessels' sales and loan prepayments made during the year ended December 31, 2012.